Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction and Investments (Detail) $ in Thousands	May 31, 2022 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 7,224
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	597
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 6,627